LEASES	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Disclosure of leases [text block]
NOTE 8. LEASES

Arauco acting as lessee

Arauco has adopted IFRS 16 - Leases, the effects of initial application of the standard have been disclosed in Note 2 - Changes in policies and accounting estimates. Assets by rights of use and lease liabilities have been included in Notes 7 and 23, respectively.

Lease liabilities maturity is presented in Notes 11 and 23.

Arauco acting as lessor

IFRS 16 substantially maintains the accounting requirements of the lessor of IAS 17. Consequently, Arauco has continued to classify its leases as operating or financial.

Reconciliation of Financial Lease Minimum Payments:

	12-31-2019
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$

Less than one year	960	48	912
Between one and five years	200	-	200
More than five years	-	-	-
Total	1,160	48	1,112

	12-31-2018
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	1,180	49	1,131
Between one and five years	837	-	837
More than five years	-	-	-
Total	2,017	49	1,968

Financial lease receivables are presented in the consolidated statements of financial position in line items “Trade and other current receivable” and “Trade and other non-current receivable” depending on their maturities stated above.

Arauco accounts for its lease contracts as financial leases. These lease contracts are for a term of less than five-years at market interest rates and leased assets are forestry machinery and equipment. They also include an early termination option, under general and special conditions stipulated in each contract.

Arauco holds leases as lessee and lessor, described in the previous tables, for which there are no impairment contingent payments or restrictions to report.